Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member]	Dec. 31, 2014 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member]	Dec. 31, 2014 Consolidated VIEs [Member] USD ($)	Dec. 31, 2014 Consolidated VIEs [Member] CNY	Dec. 31, 2013 Consolidated VIEs [Member] CNY
Short-term debt
Accrued expenses and other payables					8,559	53,106	247,516
Advance from customers					2,845	17,650	2,340
Deferred revenue					22,390	138,921	213,240
Income tax payable					2,245	13,930	10,291
Due to related parties					5	33
Payable for repurchase of common stock
Total current liabilities					36,044	223,640	473,387
Other liabilities					2,774	17,212	22,253
Deferred tax liabilities					1,560	9,677	10,816
Total non-current liabilities					4,334	26,889	33,069
Total liabilities					$ 40,378	250,529	506,456
Ordinary shares, par value	$ 0.01		$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060	68,788,940	68,788,940
Ordinary shares, shares issued	48,777,835	36,347,496	61,824,328	68,788,940
Ordinary shares, shares outstanding	48,777,835	36,347,496	61,824,328	68,788,940